Horizons S&P 500�� Covered Call ETF
Horizons S&P 500® Covered Call ETF (the “S&P 500 Covered Call ETF” or “Fund”)
Investment Objective
The Horizons S&P 500 Covered Call ETF seeks investment results that, before fees and expenses, generally correspond to the performance of the S&P 500 Stock Covered Call Index.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table does not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Horizons S&P 500�� Covered Call ETF Horizons S&P 500�� Covered Call ETF Shares
Management Fee		0.65%
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.65%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board of Trustees (the "Board") has determined that no such payments will be made during the first 12 months of operation. Thereafter, 12b-1 fees may only be imposed after approval by the Board. Any forgone 12b-1 fees during the first 12 months will not be recoverable during any subsequent period.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example (USD $)	1 Year	3 Years
Horizons S&P 500�� Covered Call ETF Horizons S&P 500�� Covered Call ETF Shares	66	208

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an index fund that employs a “passive management” investment strategy in seeking to achieve its objective of providing investment results that generally correspond to the performance of the S&P 500 Stock Covered Call Index (the “Underlying Index”). The Underlying Index is comprised of all the equity securities in the S&P 500 Index (the “Reference Index”) in substantially similar weight as the Reference Index and short (written) call options on up to 100% of each of the option eligible securities in the Reference Index that meet, among others, the stock and option price criteria of the Underlying Index methodology. The Fund invests at least 80% of its total assets in securities that comprise its Underlying Index.

The Reference Index is a float-adjusted market capitalization weighted index containing equity securities of 500 industrial, information technology, utility and financial companies amongst other GICS® sectors, regarded as generally representative of the U.S. stock market. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market.

The Underlying Index measures the performance of a hypothetical portfolio that employs a covered call strategy. A covered call strategy is generally considered to be an investment strategy in which an investor buys a security, and sells (or “writes”) a call option that corresponds to that security in an attempt to generate more income (the “premium” paid by the buyer of the option) from the security than it would otherwise provide on its own from dividends or other distributions. The Underlying Index consists of long positions in companies in the Reference Index and out-of-the-money call options that are written (sold) systematically on each of the option eligible companies in the Reference Index that meet, among other criteria, the stock and option price requirements of the Underlying Index methodology as determined on the monthly option writing date of the Underlying Index. In return for the option premium, the Fund gives the purchaser of the call option either the right to buy the security from the Fund at a specified exercise (or “strike”) price, or the right to receive a cash payment equal to the difference between the value of the security and the exercise price if the value is above the exercise price on or before the expiration date of the option. The Fund writes “out-of-the-money” call options, which is when the strike price is above the market price of the security, as determined on the monthly option writing date of the Underlying Index in accordance with the Underlying Index methodology. Out-of-the-money call options written by the Fund may allow the Fund to preserve some of the price appreciation potential of the underlying securities. A covered call strategy can potentially mitigate a decline in the price of the securities on which options are written to the extent of the premiums the Fund receives. A covered call strategy is generally used in a neutral-to-bullish market environment, where a slow and steady rise in market prices is anticipated. Because a covered call strategy generates income in the form of premiums on the written options, the Underlying Index is expected to provide higher returns with lower volatility than the Reference Index in many market environments, with the exception of when the equity market is rallying rapidly when the Underlying Index is expected to underperform the Reference Index. There can be no assurance, however, that the Underlying Index will perform as expected. The options in the Underlying Index will be traded on national options exchanges. Long positions in the equity securities of the Underlying Index are, in accordance with the Underlying Index’s methodology, indexed to the Reference Index which includes rebalancing quarterly for share updates and on an as-needed basis to account for corporate actions and market developments. Options positions in the Underlying Index are written on up to 100% of each of the option eligible securities in the Reference Index that meet, among others, the stock and option price criteria of the Underlying Index methodology and are rebalanced monthly, as well as on an as-needed basis to account for corporate actions and market developments. As of March 29, 2013, the S&P 500 Index included common stocks of 500 companies with a market capitalization range of between approximately $1.5 billion and $415.6 billion.

The Fund generally uses a replication methodology, meaning it will invest in all of the securities comprising the Underlying Index in proportion to the weightings in the Underlying Index. The Fund seeks correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would represent perfect correlation. However, the Fund may from time-to-time utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the equity securities and write (sell) all of the call options comprising the Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index and the Underlying Index are so concentrated. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issue in comparison to a diversified fund.

The Underlying Index is provided by S&P Dow Jones Indices LLC, which is unaffiliated with the Fund, its investment adviser, Exchange Traded Concepts, LLC (the “Adviser”) and Horizons ETFs Management (USA) LLC (the “Sub-Adviser”). S&P Dow Jones Indices LLC maintains, calculates and publishes information regarding the Underlying Index.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Market Risk. Securities in the Reference Index are subject to market fluctuations. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Reference Index.

Equity Risk. Equity risk is the risk that the value of the long equity securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.

Index Risk. Unlike many investment companies, the Fund does not utilize an active investment strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Writing Covered Call Option Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the securities in the Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons, including because the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index.

Large Capitalization Company Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Reference Index and the Underlying Index concentrate in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

U.S. Federal Income Tax Risk. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders is subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisors as to the tax consequences of acquiring, owning and disposing of shares in the Fund.

Real Estate Investment Trust (“REIT”) Risk. As of the date of this Prospectus, the Reference Index includes REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, a REIT may fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Internal Revenue Code of 1986, as amended (the “Code”), and may fail to maintain exemption from the registration requirements of the Investment Company Act of 1940, as amended.

Non-Diversified Fund Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance Information

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Horizons S&P Financial Select Sector Covered Call ETF
Horizons S&P Financial Select Sector Covered Call ETF (the “Financial Select Sector ETF” or “Fund”)
Investment Objective

The Horizons S&P Financial Select Sector Covered Call ETF seeks investment results that, before fees and expenses, generally correspond to the performance of the S&P 500 Financial Select Sector Stock Covered Call Index.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table does not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Horizons S&P Financial Select Sector Covered Call ETF Horizons S&P Financial Select Sector Covered Call ETF Shares
Management Fee		0.70%
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.70%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board of Trustees (the "Board") has determined that no such payments will be made during the first 12 months of operation. Thereafter, 12b-1 fees may only be imposed after approval by the Board. Any forgone 12b-1 fees during the first 12 months will not be recoverable during any subsequent period.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example (USD $)	1 Year	3 Years
Horizons S&P Financial Select Sector Covered Call ETF Horizons S&P Financial Select Sector Covered Call ETF Shares	72	224

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an index fund that employs a “passive management” investment strategy in seeking to achieve its objective of providing investment results that generally correspond to the performance of the S&P 500 Financial Select Sector Stock Covered Call Index (the “Underlying Index”). The Underlying Index is comprised of all the equity securities in the S&P Financial Select Sector Index (the “Reference Index”) in substantially similar weight as the Reference Index and short (written) call options on up to 100% of each of the option eligible securities in the Reference Index that meet, among others, the stock and option price criteria of the Underlying Index methodology. The Fund invests at least 80% of its total assets in securities that comprise its Underlying Index.

The Reference Index is a rules based, modified market capitalization weighted index that is designed to track the movements of public companies that are components of the S&P 500 Index and are classified in the GICS® sector, Financials. A modified market capitalization weighted index first weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market, then imposes limits on the weight of individual index components and redistributes any excess weight across the remaining index components. A wide array of diversified financial service firms are featured in this sector with business lines ranging from investment management to commercial and investment banking.

The Underlying Index measures the performance of a hypothetical portfolio that employs a covered call strategy. A covered call strategy is generally considered to be an investment strategy in which an investor buys a security, and sells (or “writes”) a call option that corresponds to that security in an attempt to generate more income (the “premium” paid by the buyer of the option) from the security than it would otherwise provide on its own from dividends or other distributions. The Underlying Index consists of long positions in companies in the Reference Index and out-of-the-money call options that are written (sold) systematically on each of the option eligible companies in the Reference Index that meet, among other criteria, the stock and option price requirements of the Underlying Index methodology as determined on the monthly option writing date of the Underlying Index. In return for the option premium, the Fund gives the purchaser of the call option either the right to buy the security from the Fund at a specified exercise (or “strike”) price, or the right to receive a cash payment equal to the difference between the value of the security and the exercise price if the value is above the exercise price on or before the expiration date of the option. The Fund writes “out-of-the-money” call options, which is when the strike price is above the market price of the security, as determined on the monthly option writing date of the Underlying Index in accordance with the Underlying Index methodology. Out-of-the-money call options written by the Fund may allow the Fund to preserve some of the price appreciation potential of the underlying securities. A covered call strategy can potentially mitigate a decline in the price of the securities on which options are written to the extent of the premiums the Fund receives. A covered call strategy is generally used in a neutral-to-bullish market environment, where a slow and steady rise in market prices is anticipated. Because a covered call strategy generates income in the form of premiums on the written options, the Underlying Index is expected to provide higher returns with lower volatility than the Reference Index in many market environments, with the exception of when the equity market is rallying rapidly when the Underlying Index is expected to underperform the Reference Index. There can be no assurance, however, that the Underlying Index will perform as expected. The options in the Underlying Index will be traded on national options exchanges. Long positions in the equity securities of the Underlying Index are, in accordance with the Underlying Index’s methodology, indexed to the Reference Index which includes rebalancing quarterly for share updates and on an as-needed basis to account for corporate actions and market developments. Options positions in the Underlying Index are written on up to 100% of each of the option eligible securities in the Reference Index that meet, among others, the stock and option price criteria of the Underlying Index methodology and are rebalanced monthly, as well as on an as-needed basis to account for corporate actions and market developments. As of March 29, 2013, the S&P Financial Select Sector Index included common stocks of 81 companies with a market capitalization range of between approximately $2.7 billion and $190.0 billion.

The Fund generally uses a replication methodology, meaning it will invest in all of the securities comprising the Underlying Index in proportion to the weightings in the Underlying Index. The Fund seeks correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would represent perfect correlation. However, the Fund may from time-to-time utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the equity securities and write (sell) all of the call options comprising the Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index and the Underlying Index are so concentrated. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issue in comparison to a diversified fund.

The Underlying Index is provided by S&P Dow Jones Indices LLC, which is unaffiliated with the Fund, its investment adviser, Exchange Traded Concepts, LLC (the “Adviser”) and Horizons ETFs Management (USA) LLC (the “Sub-Adviser”). S&P Dow Jones Indices LLC maintains, calculates and publishes information regarding the Underlying Index.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Market Risk. Securities in the Reference Index are subject to market fluctuations. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Reference Index.

Equity Risk. Equity risk is the risk that the value of the long equity securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.

Index Risk. Unlike many investment companies, the Fund does not utilize an active investment strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Writing Covered Call Option Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the securities in the Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons, including because the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index.

Concentration and Financial Sector Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Reference Index and the Underlying Index concentrate in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. Companies in the financial services sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financial sector is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

Large Capitalization Company Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Real Estate Investment Trust (“REIT”) Risk. As of the date of this Prospectus, the Reference Index includes REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, a REIT may fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Code and may fail to maintain exemption from the registration requirements of the Investment Company Act of 1940, as amended.

U.S. Federal Income Tax Risk. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders is subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisors as to the tax consequences of acquiring, owning and disposing of shares in the Fund.

Non-Diversified Fund Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance Information

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Horizons S&P Energy Select Sector Covered Call ETF
Horizons S&P Energy Select Sector Covered Call ETF (the “Energy Select Sector ETF” or “Fund”)
Investment Objective

The Horizons S&P Energy Select Sector Covered Call ETF seeks investment results that, before fees and expenses, generally correspond to the performance of the S&P 500 Energy Select Sector Stock Covered Call Index.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table does not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Horizons S&P Energy Select Sector Covered Call ETF Horizons S&P Energy Select Sector Covered Call ETF Shares
Management Fee		0.70%
Distribution and Service (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.70%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board of Trustees (the "Board") has determined that no such payments will be made during the first 12 months of operation. Thereafter, 12b-1 fees may only be imposed after approval by the Board. Any forgone 12b-1 fees during the first 12 months will not be recoverable during any subsequent period.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example (USD $)	1 Year	3 Years
Horizons S&P Energy Select Sector Covered Call ETF Horizons S&P Energy Select Sector Covered Call ETF Shares	72	224

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund is an index fund that employs a “passive management” investment strategy in seeking to achieve its objective of providing investment results that generally correspond to the performance of the S&P 500 Energy Select Sector Stock Covered Call Index (the “Underlying Index”). The Underlying Index is comprised of all the equity securities in the S&P Energy Select Sector Index (the “Reference Index”) in substantially similar weight as the Reference Index and short (written) call options on up to 100% of each of the option eligible securities in the Reference Index that meet, among others, the stock and option price criteria of the Underlying Index methodology. The Fund invests at least 80% of its total assets in securities that comprise its Underlying Index.

The Reference Index is a rules based, modified market capitalization weighted index that is designed to track the movements of public companies that are components of the S&P 500 Index and are classified in the GICS® sector, Energy. A modified market capitalization weighted index first weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market, then imposes limits on the weight of individual index components and redistributes any excess weight across the remaining index components. Energy companies in this sector primarily develop and produce crude oil and natural gas, and provide drilling and other energy-related services.

The Underlying Index measures the performance of a hypothetical portfolio that employs a covered call strategy. A covered call strategy is generally considered to be an investment strategy in which an investor buys a security, and sells (or “writes”) a call option that corresponds to that security in an attempt to generate more income (the “premium” paid by the buyer of the option) from the security than it would otherwise provide on its own from dividends or other distributions. The Underlying Index consists of long positions in companies in the Reference Index and out-of-the-money call options that are written (sold) systematically on each of the option eligible companies in the Reference Index that meet, among other criteria, the stock and option price requirements of the Underlying Index methodology as determined on the monthly option writing date of the Underlying Index. In return for the option premium, the Fund gives the purchaser of the call option either the right to buy the security from the Fund at a specified exercise (or “strike”) price, or the right to receive a cash payment equal to the difference between the value of the security and the exercise price if the value is above the exercise price on or before the expiration date of the option. The Fund writes “out-of-the-money” call options, which is when the strike price is above the market price of the security, as determined on the monthly option writing date of the Underlying Index in accordance with the Underlying Index methodology. Out-of-the-money call options written by the Fund may allow the Fund to preserve some of the price appreciation potential of the underlying securities. A covered call strategy can potentially mitigate a decline in the price of the securities on which options are written to the extent of the premiums the Fund receives. A covered call strategy is generally used in a neutral-to-bullish market environment, where a slow and steady rise in market prices is anticipated. Because a covered call strategy generates income in the form of premiums on the written options, the Underlying Index is expected to provide higher returns with lower volatility than the Reference Index in many market environments, with the exception of when the equity market is rallying rapidly when the Underlying Index is expected to underperform the Reference Index. There can be no assurance, however, that the Underlying Index will perform as expected. The options in the Underlying Index will be traded on national options exchanges. Long positions in the equity securities of the Underlying Index are, in accordance with the Underlying Index’s methodology, indexed to the Reference Index which includes rebalancing quarterly for share updates and on an as-needed basis to account for corporate actions and market developments. Options positions in the Underlying Index are written on up to 100% of each of the option eligible securities in the Reference Index that meet, among others, the stock and option price criteria of the Underlying Index methodology and are rebalanced monthly, as well as on an as-needed basis to account for corporate actions and market developments. As of March 29, 2013, the S&P Energy Select Sector Index included common stocks of 43 companies with a market capitalization range of between approximately $3.0 billion and $272.6 billion.

The Fund generally uses a replication methodology, meaning it will invest in all of the securities comprising the Underlying Index in proportion to the weightings in the Underlying Index. The Fund seeks correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would represent perfect correlation. However, the Fund may from time to time utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the equity securities and write (sell) all of the call options comprising the Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index and the Underlying Index are so concentrated. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issue in comparison to a diversified fund.

The Underlying Index is provided by S&P Dow Jones Indices LLC, which is unaffiliated with the Fund, its investment adviser, Exchange Traded Concepts, LLC (the “Adviser”) and Horizons ETFs Management (USA) LLC (the “Sub-Adviser”). S&P Dow Jones Indices LLC maintains, calculates and publishes information regarding the Underlying Index.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Market Risk. Securities in the Reference Index are subject to market fluctuations. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Reference Index.

Equity Risk. Equity risk is the risk that the value of the long equity securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.

Index Risk. Unlike many investment companies, the Fund does not utilize an active investment strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Writing Covered Call Option Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the securities in the Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons, including because the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index.

Concentration and Energy Sector Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Reference Index and the Underlying Index concentrate in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. Companies in the energy sector are subject to supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies.

Large Capitalization Company Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

U.S. Federal Income Tax Risk. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders is subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisors as to the tax consequences of acquiring, owning and disposing of shares in the Fund.

Non-Diversified Fund Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance Information

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Jun 20, 2013
Registrant Name	dei_EntityRegistrantName	Exchange Traded Concepts Trust II
CIK	dei_EntityCentralIndexKey	0001547950
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jun 20, 2013
Effective Date	dei_DocumentEffectiveDate	Jun 20, 2013
Prospectus Date	rr_ProspectusDate	Jun 18, 2013
Horizons S&P 500�� Covered Call ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Horizons S&P 500® Covered Call ETF (the “S&P 500 Covered Call ETF” or “Fund”)
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Horizons S&P 500 Covered Call ETF seeks investment results that, before fees and expenses, generally correspond to the performance of the S&P 500 Stock Covered Call Index.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table does not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions	rr_ExpenseExchangeTradedFundCommissions	This table does not include the brokerage commissions that investors may pay on their purchases and sales of Shares.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is an index fund that employs a “passive management” investment strategy in seeking to achieve its objective of providing investment results that generally correspond to the performance of the S&P 500 Stock Covered Call Index (the “Underlying Index”). The Underlying Index is comprised of all the equity securities in the S&P 500 Index (the “Reference Index”) in substantially similar weight as the Reference Index and short (written) call options on up to 100% of each of the option eligible securities in the Reference Index that meet, among others, the stock and option price criteria of the Underlying Index methodology. The Fund invests at least 80% of its total assets in securities that comprise its Underlying Index.

The Reference Index is a float-adjusted market capitalization weighted index containing equity securities of 500 industrial, information technology, utility and financial companies amongst other GICS® sectors, regarded as generally representative of the U.S. stock market. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market.

The Underlying Index measures the performance of a hypothetical portfolio that employs a covered call strategy. A covered call strategy is generally considered to be an investment strategy in which an investor buys a security, and sells (or “writes”) a call option that corresponds to that security in an attempt to generate more income (the “premium” paid by the buyer of the option) from the security than it would otherwise provide on its own from dividends or other distributions. The Underlying Index consists of long positions in companies in the Reference Index and out-of-the-money call options that are written (sold) systematically on each of the option eligible companies in the Reference Index that meet, among other criteria, the stock and option price requirements of the Underlying Index methodology as determined on the monthly option writing date of the Underlying Index. In return for the option premium, the Fund gives the purchaser of the call option either the right to buy the security from the Fund at a specified exercise (or “strike”) price, or the right to receive a cash payment equal to the difference between the value of the security and the exercise price if the value is above the exercise price on or before the expiration date of the option. The Fund writes “out-of-the-money” call options, which is when the strike price is above the market price of the security, as determined on the monthly option writing date of the Underlying Index in accordance with the Underlying Index methodology. Out-of-the-money call options written by the Fund may allow the Fund to preserve some of the price appreciation potential of the underlying securities. A covered call strategy can potentially mitigate a decline in the price of the securities on which options are written to the extent of the premiums the Fund receives. A covered call strategy is generally used in a neutral-to-bullish market environment, where a slow and steady rise in market prices is anticipated. Because a covered call strategy generates income in the form of premiums on the written options, the Underlying Index is expected to provide higher returns with lower volatility than the Reference Index in many market environments, with the exception of when the equity market is rallying rapidly when the Underlying Index is expected to underperform the Reference Index. There can be no assurance, however, that the Underlying Index will perform as expected. The options in the Underlying Index will be traded on national options exchanges. Long positions in the equity securities of the Underlying Index are, in accordance with the Underlying Index’s methodology, indexed to the Reference Index which includes rebalancing quarterly for share updates and on an as-needed basis to account for corporate actions and market developments. Options positions in the Underlying Index are written on up to 100% of each of the option eligible securities in the Reference Index that meet, among others, the stock and option price criteria of the Underlying Index methodology and are rebalanced monthly, as well as on an as-needed basis to account for corporate actions and market developments. As of March 29, 2013, the S&P 500 Index included common stocks of 500 companies with a market capitalization range of between approximately $1.5 billion and $415.6 billion.

The Fund generally uses a replication methodology, meaning it will invest in all of the securities comprising the Underlying Index in proportion to the weightings in the Underlying Index. The Fund seeks correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would represent perfect correlation. However, the Fund may from time-to-time utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the equity securities and write (sell) all of the call options comprising the Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index and the Underlying Index are so concentrated. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issue in comparison to a diversified fund.

The Underlying Index is provided by S&P Dow Jones Indices LLC, which is unaffiliated with the Fund, its investment adviser, Exchange Traded Concepts, LLC (the “Adviser”) and Horizons ETFs Management (USA) LLC (the “Sub-Adviser”). S&P Dow Jones Indices LLC maintains, calculates and publishes information regarding the Underlying Index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Market Risk. Securities in the Reference Index are subject to market fluctuations. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Reference Index.

Equity Risk. Equity risk is the risk that the value of the long equity securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.

Index Risk. Unlike many investment companies, the Fund does not utilize an active investment strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Writing Covered Call Option Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the securities in the Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons, including because the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index.

Large Capitalization Company Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Reference Index and the Underlying Index concentrate in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

U.S. Federal Income Tax Risk. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders is subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisors as to the tax consequences of acquiring, owning and disposing of shares in the Fund.

Real Estate Investment Trust (“REIT”) Risk. As of the date of this Prospectus, the Reference Index includes REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, a REIT may fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Internal Revenue Code of 1986, as amended (the “Code”), and may fail to maintain exemption from the registration requirements of the Investment Company Act of 1940, as amended.

Non-Diversified Fund Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

May Lose Money	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.
Horizons S&P 500�� Covered Call ETF | Horizons S&P 500�� Covered Call ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSPX
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	66
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	208
Horizons S&P Financial Select Sector Covered Call ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Horizons S&P Financial Select Sector Covered Call ETF (the “Financial Select Sector ETF” or “Fund”)
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Horizons S&P Financial Select Sector Covered Call ETF seeks investment results that, before fees and expenses, generally correspond to the performance of the S&P 500 Financial Select Sector Stock Covered Call Index.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table does not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions	rr_ExpenseExchangeTradedFundCommissions	This table does not include the brokerage commissions that investors may pay on their purchases and sales of Shares.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is an index fund that employs a “passive management” investment strategy in seeking to achieve its objective of providing investment results that generally correspond to the performance of the S&P 500 Financial Select Sector Stock Covered Call Index (the “Underlying Index”). The Underlying Index is comprised of all the equity securities in the S&P Financial Select Sector Index (the “Reference Index”) in substantially similar weight as the Reference Index and short (written) call options on up to 100% of each of the option eligible securities in the Reference Index that meet, among others, the stock and option price criteria of the Underlying Index methodology. The Fund invests at least 80% of its total assets in securities that comprise its Underlying Index.

The Reference Index is a rules based, modified market capitalization weighted index that is designed to track the movements of public companies that are components of the S&P 500 Index and are classified in the GICS® sector, Financials. A modified market capitalization weighted index first weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market, then imposes limits on the weight of individual index components and redistributes any excess weight across the remaining index components. A wide array of diversified financial service firms are featured in this sector with business lines ranging from investment management to commercial and investment banking.

The Underlying Index measures the performance of a hypothetical portfolio that employs a covered call strategy. A covered call strategy is generally considered to be an investment strategy in which an investor buys a security, and sells (or “writes”) a call option that corresponds to that security in an attempt to generate more income (the “premium” paid by the buyer of the option) from the security than it would otherwise provide on its own from dividends or other distributions. The Underlying Index consists of long positions in companies in the Reference Index and out-of-the-money call options that are written (sold) systematically on each of the option eligible companies in the Reference Index that meet, among other criteria, the stock and option price requirements of the Underlying Index methodology as determined on the monthly option writing date of the Underlying Index. In return for the option premium, the Fund gives the purchaser of the call option either the right to buy the security from the Fund at a specified exercise (or “strike”) price, or the right to receive a cash payment equal to the difference between the value of the security and the exercise price if the value is above the exercise price on or before the expiration date of the option. The Fund writes “out-of-the-money” call options, which is when the strike price is above the market price of the security, as determined on the monthly option writing date of the Underlying Index in accordance with the Underlying Index methodology. Out-of-the-money call options written by the Fund may allow the Fund to preserve some of the price appreciation potential of the underlying securities. A covered call strategy can potentially mitigate a decline in the price of the securities on which options are written to the extent of the premiums the Fund receives. A covered call strategy is generally used in a neutral-to-bullish market environment, where a slow and steady rise in market prices is anticipated. Because a covered call strategy generates income in the form of premiums on the written options, the Underlying Index is expected to provide higher returns with lower volatility than the Reference Index in many market environments, with the exception of when the equity market is rallying rapidly when the Underlying Index is expected to underperform the Reference Index. There can be no assurance, however, that the Underlying Index will perform as expected. The options in the Underlying Index will be traded on national options exchanges. Long positions in the equity securities of the Underlying Index are, in accordance with the Underlying Index’s methodology, indexed to the Reference Index which includes rebalancing quarterly for share updates and on an as-needed basis to account for corporate actions and market developments. Options positions in the Underlying Index are written on up to 100% of each of the option eligible securities in the Reference Index that meet, among others, the stock and option price criteria of the Underlying Index methodology and are rebalanced monthly, as well as on an as-needed basis to account for corporate actions and market developments. As of March 29, 2013, the S&P Financial Select Sector Index included common stocks of 81 companies with a market capitalization range of between approximately $2.7 billion and $190.0 billion.

The Fund generally uses a replication methodology, meaning it will invest in all of the securities comprising the Underlying Index in proportion to the weightings in the Underlying Index. The Fund seeks correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would represent perfect correlation. However, the Fund may from time-to-time utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the equity securities and write (sell) all of the call options comprising the Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index and the Underlying Index are so concentrated. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issue in comparison to a diversified fund.

The Underlying Index is provided by S&P Dow Jones Indices LLC, which is unaffiliated with the Fund, its investment adviser, Exchange Traded Concepts, LLC (the “Adviser”) and Horizons ETFs Management (USA) LLC (the “Sub-Adviser”). S&P Dow Jones Indices LLC maintains, calculates and publishes information regarding the Underlying Index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Market Risk. Securities in the Reference Index are subject to market fluctuations. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Reference Index.

Equity Risk. Equity risk is the risk that the value of the long equity securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.

Index Risk. Unlike many investment companies, the Fund does not utilize an active investment strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Writing Covered Call Option Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the securities in the Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons, including because the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index.

Concentration and Financial Sector Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Reference Index and the Underlying Index concentrate in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. Companies in the financial services sector are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financial sector is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, the recent deterioration of the credit markets generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets.

Large Capitalization Company Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Real Estate Investment Trust (“REIT”) Risk. As of the date of this Prospectus, the Reference Index includes REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, a REIT may fail to qualify for the favorable U.S. federal income tax treatment generally available to REITs under the Code and may fail to maintain exemption from the registration requirements of the Investment Company Act of 1940, as amended.

U.S. Federal Income Tax Risk. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders is subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisors as to the tax consequences of acquiring, owning and disposing of shares in the Fund.

Non-Diversified Fund Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

May Lose Money	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.
Horizons S&P Financial Select Sector Covered Call ETF | Horizons S&P Financial Select Sector Covered Call ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFIN
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	72
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	224
Horizons S&P Energy Select Sector Covered Call ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	Horizons S&P Energy Select Sector Covered Call ETF (the “Energy Select Sector ETF” or “Fund”)
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock

The Horizons S&P Energy Select Sector Covered Call ETF seeks investment results that, before fees and expenses, generally correspond to the performance of the S&P 500 Energy Select Sector Stock Covered Call Index.

Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table does not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Exchange Traded Fund Commissions	rr_ExpenseExchangeTradedFundCommissions	This table does not include the brokerage commissions that investors may pay on their purchases and sales of Shares.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is an index fund that employs a “passive management” investment strategy in seeking to achieve its objective of providing investment results that generally correspond to the performance of the S&P 500 Energy Select Sector Stock Covered Call Index (the “Underlying Index”). The Underlying Index is comprised of all the equity securities in the S&P Energy Select Sector Index (the “Reference Index”) in substantially similar weight as the Reference Index and short (written) call options on up to 100% of each of the option eligible securities in the Reference Index that meet, among others, the stock and option price criteria of the Underlying Index methodology. The Fund invests at least 80% of its total assets in securities that comprise its Underlying Index.

The Reference Index is a rules based, modified market capitalization weighted index that is designed to track the movements of public companies that are components of the S&P 500 Index and are classified in the GICS® sector, Energy. A modified market capitalization weighted index first weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market, then imposes limits on the weight of individual index components and redistributes any excess weight across the remaining index components. Energy companies in this sector primarily develop and produce crude oil and natural gas, and provide drilling and other energy-related services.

The Underlying Index measures the performance of a hypothetical portfolio that employs a covered call strategy. A covered call strategy is generally considered to be an investment strategy in which an investor buys a security, and sells (or “writes”) a call option that corresponds to that security in an attempt to generate more income (the “premium” paid by the buyer of the option) from the security than it would otherwise provide on its own from dividends or other distributions. The Underlying Index consists of long positions in companies in the Reference Index and out-of-the-money call options that are written (sold) systematically on each of the option eligible companies in the Reference Index that meet, among other criteria, the stock and option price requirements of the Underlying Index methodology as determined on the monthly option writing date of the Underlying Index. In return for the option premium, the Fund gives the purchaser of the call option either the right to buy the security from the Fund at a specified exercise (or “strike”) price, or the right to receive a cash payment equal to the difference between the value of the security and the exercise price if the value is above the exercise price on or before the expiration date of the option. The Fund writes “out-of-the-money” call options, which is when the strike price is above the market price of the security, as determined on the monthly option writing date of the Underlying Index in accordance with the Underlying Index methodology. Out-of-the-money call options written by the Fund may allow the Fund to preserve some of the price appreciation potential of the underlying securities. A covered call strategy can potentially mitigate a decline in the price of the securities on which options are written to the extent of the premiums the Fund receives. A covered call strategy is generally used in a neutral-to-bullish market environment, where a slow and steady rise in market prices is anticipated. Because a covered call strategy generates income in the form of premiums on the written options, the Underlying Index is expected to provide higher returns with lower volatility than the Reference Index in many market environments, with the exception of when the equity market is rallying rapidly when the Underlying Index is expected to underperform the Reference Index. There can be no assurance, however, that the Underlying Index will perform as expected. The options in the Underlying Index will be traded on national options exchanges. Long positions in the equity securities of the Underlying Index are, in accordance with the Underlying Index’s methodology, indexed to the Reference Index which includes rebalancing quarterly for share updates and on an as-needed basis to account for corporate actions and market developments. Options positions in the Underlying Index are written on up to 100% of each of the option eligible securities in the Reference Index that meet, among others, the stock and option price criteria of the Underlying Index methodology and are rebalanced monthly, as well as on an as-needed basis to account for corporate actions and market developments. As of March 29, 2013, the S&P Energy Select Sector Index included common stocks of 43 companies with a market capitalization range of between approximately $3.0 billion and $272.6 billion.

The Fund generally uses a replication methodology, meaning it will invest in all of the securities comprising the Underlying Index in proportion to the weightings in the Underlying Index. The Fund seeks correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Index of 0.95 or better. A figure of 1.00 would represent perfect correlation. However, the Fund may from time to time utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the equity securities and write (sell) all of the call options comprising the Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index and the Underlying Index are so concentrated. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issue in comparison to a diversified fund.

The Underlying Index is provided by S&P Dow Jones Indices LLC, which is unaffiliated with the Fund, its investment adviser, Exchange Traded Concepts, LLC (the “Adviser”) and Horizons ETFs Management (USA) LLC (the “Sub-Adviser”). S&P Dow Jones Indices LLC maintains, calculates and publishes information regarding the Underlying Index.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Market Risk. Securities in the Reference Index are subject to market fluctuations. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Reference Index.

Equity Risk. Equity risk is the risk that the value of the long equity securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.

Index Risk. Unlike many investment companies, the Fund does not utilize an active investment strategy that seeks returns in excess of the Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Writing Covered Call Option Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the securities in the Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Underlying Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons, including because the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index.

Concentration and Energy Sector Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Reference Index and the Underlying Index concentrate in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. Companies in the energy sector are subject to supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies.

Large Capitalization Company Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

U.S. Federal Income Tax Risk. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders is subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisors as to the tax consequences of acquiring, owning and disposing of shares in the Fund.

Non-Diversified Fund Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

May Lose Money	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.
Horizons S&P Energy Select Sector Covered Call ETF | Horizons S&P Energy Select Sector Covered Call ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HENG
Management Fee	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	72
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	224

[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, the Board of Trustees (the "Board") has determined that no such payments will be made during the first 12 months of operation. Thereafter, 12b-1 fees may only be imposed after approval by the Board. Any forgone 12b-1 fees during the first 12 months will not be recoverable during any subsequent period.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.